Note 27 - Other Reserves - Other Reserves (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Balance		$ 40,418	$ 17,890	$ 22,516
Share issuance costs		(100)	(2,800)
Issuance of shares		122	31,562	6
Balance		21,966	40,418	17,890
Reserve for equity instruments [member]
Statement Line Items [Line Items]
Balance	[1]	0	27,057
Conversion to Aevitas preference shares	[1]		(2,998)
Interest on equity instruments	[1]		114
Equity instruments payments	[1]		(3,317)
Conversion to ordinary shares pending issue in VivoPower International PLC	[1]		(20,466)
Capital raising costs	[1]	0	0
Share issuance costs	[1]	0	0
Equity incentives cost less shares issued	[1]	0	0
Other movements	[1]	0	(390)
Issuance of shares	[1]	0
Balance	[1]	0	0	27,057
Reserve for preference shares [member]
Statement Line Items [Line Items]
Balance	[1]	3,270	0
Conversion to Aevitas preference shares	[1]		2,998
Interest on equity instruments	[1]		185
Equity instruments payments	[1]		(123)
Conversion to ordinary shares pending issue in VivoPower International PLC	[1]		0
Capital raising costs	[1]	0	0
Share issuance costs	[1]	0
Equity incentives cost less shares issued	[1]	0	0
Other movements	[1]	0	210
Issuance of shares	[1]	0
Balance	[1]	3,270	3,270	0
Reserve for shares pending issue [member]
Statement Line Items [Line Items]
Balance	[2]	20,466	0
Conversion to Aevitas preference shares	[2]		0
Interest on equity instruments	[2]		0
Equity instruments payments	[2]		0
Conversion to ordinary shares pending issue in VivoPower International PLC	[2]		20,466
Capital raising costs	[2]	0	0
Share issuance costs	[2]	0
Equity incentives cost less shares issued	[2]	0	0
Other movements	[2]	0	0
Issuance of shares	[2]	(20,466)
Balance	[2]	0	20,466	0
Reserve for capital raising costs [member]
Statement Line Items [Line Items]
Balance	[3]	(8,828)	(6,009)
Conversion to Aevitas preference shares	[3]		0
Interest on equity instruments	[3]		0
Equity instruments payments	[3]		0
Conversion to ordinary shares pending issue in VivoPower International PLC	[3]		0
Capital raising costs	[3]	(122)	(2,804)
Share issuance costs	[3]	0	(15)
Equity incentives cost less shares issued	[3]	0	0
Other movements	[3]	0	0
Issuance of shares	[3]	0
Balance	[3]	(8,950)	(8,828)	(6,009)
Reserve for equity incentive costs [member]
Statement Line Items [Line Items]
Balance	[4]	1,422	344
Conversion to Aevitas preference shares	[4]		0
Interest on equity instruments	[4]		0
Equity instruments payments	[4]		0
Conversion to ordinary shares pending issue in VivoPower International PLC	[4]		0
Capital raising costs	[4]		0
Share issuance costs	[4]	0	0
Equity incentives cost less shares issued	[4]	1,318	1,078
Other movements	[4]	0	0
Issuance of shares	[4]	0
Balance	[4]	2,740	1,422	344
Reserve for share awards issuance [member]
Statement Line Items [Line Items]
Balance	[4]	(971)	0
Conversion to Aevitas preference shares	[4]		0
Interest on equity instruments	[4]		0
Equity instruments payments	[4]		0
Conversion to ordinary shares pending issue in VivoPower International PLC	[4]		0
Capital raising costs	[4]	0	0
Share issuance costs	[4]	(1,879)	0
Equity incentives cost less shares issued	[4]	0	(971)
Other movements	[4]	0	0
Issuance of shares	[4]	0
Balance	[4]	(2,850)	(971)	0
Reserve for treasury shares [member]
Statement Line Items [Line Items]
Balance		(45)	16
Conversion to Aevitas preference shares			0
Interest on equity instruments			0
Equity instruments payments			0
Conversion to ordinary shares pending issue in VivoPower International PLC			0
Capital raising costs		0	0
Share issuance costs		0	0
Equity incentives cost less shares issued		0	0
Other movements		(283)	(61)
Issuance of shares		0
Balance		(328)	(45)	16
Reserve for share option [member]
Statement Line Items [Line Items]
Balance		15,314	21,408
Conversion to Aevitas preference shares			0
Interest on equity instruments			299
Equity instruments payments			(3,440)
Conversion to ordinary shares pending issue in VivoPower International PLC			0
Capital raising costs		(122)	(2,804)
Share issuance costs		(1,879)	(15)
Equity incentives cost less shares issued		1,318	107
Other movements		(283)	(241)
Issuance of shares		(20,466)
Balance		$ (6,118)	$ 15,314	$ 21,408

[1]	Equity instruments held at June 30, 2020 were convertible preference shares and convertible loan notes in Aevitas Group Limited (“Aevitas Group”) which must convert to shares of VivoPower at $10.20 per share no later than June 30, 2021. The Company classified these instruments as equity under the “fixed-for-fixed” rule meaning that both the amount of consideration received/receivable and the number of equity instruments to be issued is fixed. There were 2,473,367 convertible preference shares outstanding with a face value of AU$3.00 per share and a value held in reserves of AU$11,059,348 at June 30, 2020, representing their face value plus dividends accrued. Convertible preference shares were subordinated to all creditors of Aevitas Group, ranked equally amongst themselves, and ranked in priority to ordinary shares of Aevitas Group. There were 2,473,367 convertible loan notes outstanding with a face value of AU$7.00 per share and a value held in reserves of AU$25,075,203, representing their face value plus the dividends accrued. The convertible loan notes ranked equally with the unsecured creditors of Aevitas Group. Dividends or interest were payable quarterly in arrears at a rate of 7% on the capitalized value to December 29, 2016, the date at which they became convertible to VivoPower shares. At maturity, or if a trigger event such as a change of control of Aevitas Group or VivoPower, a listing event, or a disposal of substantially all of the assets of Aevitas Group had occurred, the convertible preference shares and convertible loan notes in Aevitas Group convert to VivoPower ordinary shares at a price of US$10.20 per share F- 45 On August 7, 2020, the Company offered one new Aevitas Preference Share, with an issue price of $10, in exchange for each combined convertible note and convertible preference share, with an issue price of $7 and $3 respectively. Dividends are payable quarterly, in arrears, at a rate of 7%. Of the 2,473,367 holders of combined convertible note and convertible preference shares, 426,528 holders accepted the terms of the new Aevitas Preference Shares and received 426,528 Aevitas Preference Shares (A$4,265,280) on August 31, 2020, in exchange for the combined convertible notes and convertible preference shares previously held. The new Aevitas Preference Shares are subordinated to all creditors of Aevitas Group, rank equally amongst themselves, and rank in priority to Aevitas Group Limited ordinary shares for the payment of dividends. The 426,528 holders which exchanged on August 31, 2020, had earned $26,708 interest on the convertible loan note in the year ended June 20, 2021, up until exchange, and this was paid in full along with $11,447 dividends that accrued over the same pre-exchange period on the convertible preference shares. Post-exchange, $185,480 dividends of the Aevitas Preference Shares were earned in the year ended June 20, 2021, with $121,905 of those paid by June 30, 2021. And the 426,528 Aevitas Preference Shares have a face value of $3,208,922 (A$10 per share), recognized together with the dividends payable. On June 30, 2021, the remaining 2,005,190 holders of convertible preference shares and convertible loan notes in Aevitas Group Limited (“Aevitas Group”), exercised their right to convert the instruments into ordinary shares in VivoPower International PLC. The cumulative balance of face value and accrued unpaid interest and dividends outstanding of the convertible preference shares and convertible loan notes at June 30, 2021 of $20.5 million, was redeemed on that date, and VivoPower International PLC recognized the requirement to issue 2,005,190 restricted ordinary shares, based on a contracted conversion price of $10.20 per share.
[2]	During the year ended June 30, 2021, $20.5 million was recognized in equity for the 2,005,190 restricted ordinary shares pending issuance at a contracted conversion price of $10.20 per share. The 2,005,190 restricted ordinary shares were issued on July 21, 2021.
[3]	The $0.1 million of transaction costs incurred in the year ended June 30, 2022 (year ended June 30, 2021: $2.8 million) relate primarily to capital raises on NASDAQ.
[4]	During the year ended June 30, 2022, $1.9 million was expensed towards share incentive awards to employees, directors, and consultants of the Company under the 2017 Omnibus Incentive Plan (year ended June 30, 2021: $1.4 million). Amounts are expensed at the award grant price over the vesting period, adjusted for actual quantities upon vesting. Of the expenses recorded, $1.9 million of shares were delivered to participants (year ended June 30, 2021: $1.0 million). During the years ended June 30, 2021 and June 30, 2022, the following awards under the Incentive Plan have been granted, and have vested or forfeit: Number of $000 RSUs, PSUs Weighted and BSAs average grant (thousands) date fair value Outstanding at June 30, 2020 812 $ 662 Granted 184 1,621 Vested (535) (1,095) Forfeit - - Outstanding at June 30, 2021 462 $ 1,188 Granted 527 1,367 Vested (612) (1,460) Forfeit (98) (233) Outstanding at June 30, 2022 279 $ 862 F- 51